COMMITMENTS (Schedule of Future Capacities Owed for Right of Use Agreements) (Details) ₪ in Millions	Dec. 31, 2017 ILS (₪)
Disclosure of finance lease and operating lease by lessee [line items]
Commitments to pay for rights of use	₪ 207
2018 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitments to pay for rights of use	43
2019 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitments to pay for rights of use	41
2020 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitments to pay for rights of use	41
2021 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitments to pay for rights of use	41
2022 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitments to pay for rights of use	₪ 41